Segment Information (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Financial Information of Segments
Financial information of the segments for fiscal 2020, 2021 and 2022 is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2020
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥428,961	¥468,086	¥296,365	¥147,498	¥371,387	¥84,355	¥64,650
Finance revenues	62,327	6,723	124	1,034	220	80,868	2,478
Interest expense	6,148	1,790	911	8,403	1	4,488	18,866
Depreciation and amortization	155,704	14,881	8,015	17,188	26,560	1,288	15,705
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,171	242	40	(2)	(0)	11,971	(0)
Write-downs of long-lived assets	11	303	23	2,083	0	0	0
Increase in policy liabilities and policy account balances	0	0	0	0	70,120	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	645	28,743	35,286	176	0	3	28,244
Bargain Purchase Gain	955	0	0	0	0	0	0
Segment profits	74,712	81,513	44,508	11,147	45,954	40,816	44,885
Segment assets	1,804,216	821,194	322,522	464,273	1,580,158	2,603,736	585,304
Long-lived assets	570,014	504,544	53,347	354,510	28,911	0	258,691
Expenditures for long-lived assets	192,614	71,034	1,793	29,036	0	0	166,510
Investment in affiliates	18,347	91,835	68,603	82,253	0	400	284,453

	Millions of yen
	Fiscal Year ended March 31, 2020
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥135,709	¥148,524	¥137,797	¥2,283,332
Finance revenues	79,973	559	43,694	278,000
Interest expense	30,878	(170)	26,316	97,631
Depreciation and amortization	2,518	4,721	48,463	295,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	7,508	(17)	3,512	24,425
Write-downs of long-lived assets	510	(0)	113	3,043
Increase in policy liabilities and policy account balances	0	0	0	70,120
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	28,380	13,157	7,246	141,880
Bargain Purchase Gain	0	0	0	955
Segment profits	50,955	45,084	11,787	451,361
Segment assets	1,374,027	317,847	1,010,268	10,883,545
Long-lived assets	17,859	0	192,910	1,980,786
Expenditures for long-lived assets	172	0	85,621	546,780
Investment in affiliates	52,361	1,495	221,853	821,600

	Millions of yen
	Fiscal Year ended March 31, 2021
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥431,015	¥359,798	¥331,222	¥141,971	¥491,894	¥83,724	¥31,617
Finance revenues	58,996	6,206	152	1,315	242	78,071	1,172
Interest expense	5,613	2,282	1,455	11,469	6	4,931	12,760
Depreciation and amortization	162,620	15,249	9,406	20,221	28,366	1,279	13,566
Other significant non-cash items:
Provision for credit losses	1,074	818	3,621	469	7	508	(159)
Write-downs of long-lived assets	207	1,167	0	98	0	0	0
Increase in policy liabilities and policy account balances	0	0	0	0	230,947	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	1,485	6,132	(8,449)	12,423	0	3	8,718
Bargain Purchase Gain	0	0	601	4,365	0	0	0
Segment profits	70,727	25,886	3,842	27,543	56,152	49,913	5,357
Segment assets	1,676,063	872,095	378,698	489,174	1,959,521	2,690,627	601,762
Long-lived assets	542,284	544,232	74,130	285,155	28,538	0	262,019
Expenditures for long-lived assets	155,713	100,494	12,123	17,681	3	0	32,920
Investment in affiliates	18,049	99,105	55,421	180,492	0	200	293,469

	Millions of yen
	Fiscal Year ended March 31, 2021
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥138,017	¥160,798	¥128,309	¥2,298,365
Finance revenues	87,172	171	39,931	273,428
Interest expense	19,598	(435)	19,678	77,357
Depreciation and amortization	2,474	962	50,837	304,980
Other significant non-cash items:
Provision for credit losses	6,221	34	3,424	16,017
Write-downs of long-lived assets	1,458	0	90	3,020
Increase in policy liabilities and policy account balances	0	0	0	230,947
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	8,423	245	(5,200)	23,780
Bargain Purchase Gain	0	0	0	4,966
Segment profits	40,296	39,446	13,124	332,286
Segment assets	1,220,081	369,546	1,084,222	11,341,789
Long-lived assets	13,656	0	231,307	1,981,321
Expenditures for long-lived assets	592	0	87,327	406,853
Investment in affiliates	43,816	1,770	195,413	887,735

	Millions of yen
	Fiscal Year ended March 31, 2022
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Revenues	¥445,338	¥390,688	¥385,739	¥160,232	¥486,704	¥84,821	¥38,639
Finance revenues	57,580	5,602	237	1,001	265	76,190	2,580
Interest expense	5,109	2,584	2,268	6,651	9	4,946	11,003
Depreciation and amortization	156,116	16,164	22,325	18,140	27,884	1,335	15,669
Other significant non-cash items:
Provision for credit losses	1,296	173	924	0	(0)	2,395	(0)
Write-downs of long-lived assets	1,092	88	11,657	19,564	0	0	2,331
Increase in policy liabilities and policy account balances	0	0	0	0	141,201	0	0
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	164,020	1,575	(11,040)	7,295	0	1	(5,472)
Segment profits	251,384	33,558	(11,261)	2,948	54,560	43,779	(1,838)
Segment assets	1,516,795	910,101	353,581	703,608	2,072,145	2,687,156	684,098
Long-lived assets	508,035	574,661	85,698	388,399	27,962	0	271,592
Expenditures for long-lived assets	146,851	78,601	11,884	30,200	0	0	70,370
Investment in affiliates	16,929	113,178	43,498	204,260	0	67	320,058

	Millions of yen
	Fiscal Year ended March 31, 2022
	ORIX USA	ORIX Europe	Asia and Australia	Total
Revenues	¥161,344	¥221,112	¥148,055	¥2,522,672
Finance revenues	90,708	56	47,166	281,385
Interest expense	16,117	(840)	19,659	67,506
Depreciation and amortization	2,678	1,225	59,768	321,304
Other significant non-cash items:
Provision for credit losses	(1,726)	0	885	3,947
Write-downs of long-lived assets	928	0	6	35,666
Increase in policy liabilities and policy account balances	0	0	0	141,201
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	20,593	449	25,370	202,791
Segment profits	76,263	49,559	52,255	551,207
Segment assets	1,364,142	401,869	1,306,089	11,999,584
Long-lived assets	13,399	0	280,684	2,150,430
Expenditures for long-lived assets	717	0	113,594	452,217
Investment in affiliates	45,337	2,221	232,471	978,019

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2020	2021	2022
Segment revenues:
Total revenues for segments	¥2,283,332	¥2,298,365	¥2,522,672
Revenues related to corporate assets	16,273	12,010	16,696
Revenues from inter-segment transactions	(19,276)	(17,667)	(19,003)

Total consolidated revenues	¥2,280,329	¥2,292,708	¥2,520,365

Segment profits:
Total segment profits	¥451,361	¥332,286	¥551,207
Corporate losses	(43,842)	(49,334)	(52,329)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	5,042	4,609	5,998

Total consolidated income before income taxes	¥412,561	¥287,561	¥504,876

Segment assets:
Total segment assets	¥10,883,545	¥11,341,789	¥11,999,584
Cash and cash equivalents, restricted cash	1,135,284	1,079,575	1,091,812
Allowance for doubtful receivables on finance leases and probable loan losses	(56,836)	0	0
Allowance for credit losses	0	(78,945)	(69,459)
Trade notes, accounts and other receivable	312,744	354,334	359,949
Other corporate assets	792,791	866,329	888,786

Total consolidated assets	¥13,067,528	¥13,563,082	¥14,270,672

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2020
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,792,790	¥201,578	¥285,961	¥2,280,329
Income before Income Taxes	266,838	68,886	76,837	412,561

	Millions of yen
	Fiscal Year ended March 31, 2021
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,817,124	¥208,072	¥267,512	¥2,292,708
Income before Income Taxes	176,256	57,709	53,596	287,561

	Millions of yen
	Fiscal Year ended March 31, 2022
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,946,153	¥240,234	¥333,978	¥2,520,365
Income before Income Taxes	322,805	95,284	86,787	504,876

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location.

	Millions of yen
	Fiscal Year ended March 31, 2020
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥11,536	¥4,261	¥261,475	¥4,796	¥0	¥0	¥2,680
Real estate sales	0	117,969	0	0	0	0	0
Asset management and servicing	347	7,453	36	0	0	167	21
Automobile related services	60,782	0	0	232	0	0	0
Facilities operation	0	67,396	0	0	0	0	0
Environment and energy services	2,911	0	0	138,380	0	0	0
Real estate management and brokerage	0	106,375	0	0	0	0	0
Real estate contract work	0	89,522	0	0	0	0	0
Other	46,970	3,940	32,429	2,489	1,023	3,124	10,195

Total revenues from contracts with customers	122,546	396,916	293,940	145,897	1,023	3,291	12,896

Geographical location
Japan	121,845	396,916	293,940	143,623	1,023	3,291	5,678
The Americas	0	0	0	0	0	0	0
Other	701	0	0	2,274	0	0	7,218

Total revenues from contracts with customers	122,546	396,916	293,940	145,897	1,023	3,291	12,896

Other revenues *	306,415	71,170	2,425	1,601	370,364	81,064	51,754

Segment revenues/Total revenues	¥428,961	¥468,086	¥296,365	¥147,498	¥371,387	¥84,355	¥64,650

	Millions of yen
	Fiscal Year ended March 31, 2020
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥965	¥0	¥487	¥286,200	¥1,358	¥287,558
Real estate sales	984	0	0	118,953	0	118,953
Asset management and servicing	24,248	149,675	4	181,951	(100)	181,851
Automobile related services	0	0	16,950	77,964	23	77,987
Facilities operation	0	0	363	67,759	1,538	69,297
Environment and energy services	963	0	0	142,254	(722)	141,532
Real estate management and brokerage	0	0	0	106,375	(2,265)	104,110
Real estate contract work	0	0	0	89,522	(556)	88,966
Other	5,769	369	981	107,289	(3,230)	104,059

Total revenues from contracts with customers	32,929	150,044	18,785	1,178,267	(3,954)	1,174,313

Geographical location
Japan	0	0	28	966,344	(1,703)	964,641
The Americas	32,929	67,050	0	99,979	0	99,979
Other	0	82,994	18,757	111,944	(2,251)	109,693

Total revenues from contracts with customers	32,929	150,044	18,785	1,178,267	(3,954)	1,174,313

Other revenues *	102,780	(1,520)	119,012	1,105,065	951	1,106,016

Segment revenues/Total revenues	¥135,709	¥148,524	¥137,797	¥2,283,332	¥(3,003)	¥2,280,329

	Millions of yen
	Fiscal Year ended March 31, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥10,348	¥2,836	¥301,732	¥3,816	¥0	¥0	¥0
Real estate sales	0	88,512	0	0	0	0	0
Asset management and servicing	354	6,216	33	45	0	207	23
Automobile related services	59,903	0	0	225	0	0	0
Facilities operation	0	23,301	0	0	0	0	0
Environment and energy services	3,060	0	0	134,424	0	0	0
Real estate management and brokerage	0	103,457	0	0	0	0	0
Real estate contract work	0	80,455	0	0	0	0	0
Other	49,548	1,505	21,997	1,667	1,667	4,771	3,317

Total revenues from contracts with customers	123,213	306,282	323,762	140,177	1,667	4,978	3,340

Geographical location
Japan	122,232	306,282	323,762	130,077	1,667	4,978	1,194
The Americas	0	0	0	0	0	0	0
Other	981	0	0	10,100	0	0	2,146

Total revenues from contracts with customers	123,213	306,282	323,762	140,177	1,667	4,978	3,340

Other revenues *	307,802	53,516	7,460	1,794	490,227	78,746	28,277

Segment revenues/Total revenues	¥431,015	¥359,798	¥331,222	¥141,971	¥491,894	¥83,724	¥31,617

	Millions of yen
	Fiscal Year ended March 31, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,407	¥0	¥65	¥321,204	¥679	¥321,883
Real estate sales	558	0	0	89,070	0	89,070
Asset management and servicing	16,099	150,302	0	173,279	(88)	173,191
Automobile related services	0	0	11,874	72,002	(2)	72,000
Facilities operation	0	0	0	23,301	510	23,811
Environment and energy services	960	0	0	138,444	(1,433)	137,011
Real estate management and brokerage	0	0	0	103,457	(1,515)	101,942
Real estate contract work	0	0	0	80,455	(276)	80,179
Other	3,254	86	613	88,425	43	88,468

Total revenues from contracts with customers	23,278	150,388	12,552	1,089,637	(2,082)	1,087,555

Geographical location
Japan	0	0	1	890,193	(1,956)	888,237
The Americas	23,278	62,249	0	85,527	0	85,527
Other	0	88,139	12,551	113,917	(126)	113,791

Total revenues from contracts with customers	23,278	150,388	12,552	1,089,637	(2,082)	1,087,555

Other revenues *	114,739	10,410	115,757	1,208,728	(3,575)	1,205,153

Segment revenues/Total revenues	¥138,017	¥160,798	¥128,309	¥2,298,365	¥(5,657)	¥2,292,708

	Millions of yen
	Fiscal Year ended March 31, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥9,741	¥2,521	¥320,104	¥3,861	¥0	¥0	¥0
Real estate sales	0	94,617	0	0	0	0	0
Asset management and servicing	347	6,107	20	93	0	326	38
Automobile related services	62,897	0	0	228	0	0	0
Facilities operation	0	31,421	0	0	0	0	0
Environment and energy services	2,911	0	76	154,081	0	0	0
Real estate management and brokerage	0	102,689	0	0	0	0	0
Real estate contract work	0	93,265	0	0	0	0	0
Other	52,489	1,393	28,877	903	2,062	6,101	7,401

Total revenues from contracts with customers	128,385	332,013	349,077	159,166	2,062	6,427	7,439

Geographical location
Japan	127,918	332,013	349,077	154,311	2,062	6,427	3,642
The Americas	0	0	0	0	0	0	0
Other	467	0	0	4,855	0	0	3,797

Total revenues from contracts with customers	128,385	332,013	349,077	159,166	2,062	6,427	7,439

Other revenues *	316,953	58,675	36,662	1,066	484,642	78,394	31,200

Segment revenues/Total revenues	¥445,338	¥390,688	¥385,739	¥160,232	¥486,704	¥84,821	¥38,639

	Millions of yen
	Fiscal Year ended March 31, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,251	¥0	¥577	¥339,055	¥1,642	¥340,697
Real estate sales	84	0	0	94,701	(1)	94,700
Asset management and servicing	18,880	219,132	0	244,943	(56)	244,887
Automobile related services	0	0	13,630	76,755	17	76,772
Facilities operation	0	0	0	31,421	742	32,163
Environment and energy services	1,187	0	0	158,255	(1,928)	156,327
Real estate management and brokerage	0	0	0	102,689	(2,385)	100,304
Real estate contract work	0	0	0	93,265	(266)	92,999
Other	4,698	75	905	104,904	2,345	107,249

Total revenues from contracts with customers	27,100	219,207	15,112	1,245,988	110	1,246,098

Geographical location
Japan	0	0	0	975,450	219	975,669
The Americas	27,100	77,647	0	104,747	0	104,747
Other	0	141,560	15,112	165,791	(109)	165,682

Total revenues from contracts with customers	27,100	219,207	15,112	1,245,988	110	1,246,098

Other revenues *	134,244	1,905	132,943	1,276,684	(2,417)	1,274,267

Segment revenues/Total revenues	¥161,344	¥221,112	¥148,055	¥2,522,672	¥(2,307)	¥2,520,365

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.